Segment Information (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Operating Segments [Abstract]
Analysis of the Company Revenue from Major Products and Services	The following is an analysis of the Company’s revenue from its major products and services.
	For the year ended December 31
	2019	2020	2021
Out-licensing	$3,000,000	$-	$-